Document and Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2018	Apr. 30, 2018
Document And Entity Information
Entity Registrant Name	Globe Photos, Inc.
Entity Central Index Key	0001527844
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 11,174,880
Entity Common Stock, Shares Outstanding		325,218,584
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2018